Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Scheduled maturities of time deposits
2024	$ 2,301,914
2025	85,385
2026	23,102
2027	14,200
2028	573
Thereafter	3
Total time, certificates of deposit	2,425,177	$ 2,068,184
Time Deposits 250,000 or exceed	749,169,000	$ 585,456,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	859,734
Due after 3 months and within 6 months	517,994
Due after 6 months and within 12 months	409,193
Due after 12 months	80,208
Total	$ 1,867,129